All Weather Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
All Weather Transaction [Abstract]
ALL WEATHER TRANSACTION

NOTE 8 — ALL WEATHER TRANSACTION

On July 1, 2021, we entered into a transaction through Bokefa, with the shareholders of All Weather, a local Chinese entity with business and operations in the insurance brokerage business. Pursuant to the transaction, we granted loans to All Weather’s shareholders through a frame work loan (the “AW Frame Work Loan”) the amount of up to RMB 30,000 (approximately $4,700) (“AW Frame Work Loan Amount”) which is designated, if exercised, to be used as a working capital loan for All Weather. As of March 31, 2022, RMB 30,000 (approximately $4,700) was drawn down from the AW Frame Work Loan for working capital. In consideration for the AW Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders have pledged their shares for the benefit of Bokefa in order to secure the AW Frame work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of All Weather from the shareholders (“Option Agreement”) under such terms set forth therein (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of All Weather in the shareholder’s equity interest in All Weather (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to All Weather’s business and operations in order to secure repayment of the AW Frame Work Loan Amount.

This transaction was structured pursuant to a Variable Interest Entity Structure (in which we do not hold the shares). As such, and given our direct ownership in Bokefa and its contractual arrangements with All Weather, we are regarded as All Weather’s controlling entity and primary beneficiary of All Weather’s business. We have, therefore, consolidated the financial position and operating results of All Weather into our consolidated financial statements, using the fair value of the assets and liabilities of All Weather in accordance with U.S. GAAP.

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

All Weather, Purchase Price Allocation

Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:

Debt-free net working capital	$(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets – licencs(1)	849
Intangible assets – customer relationship(1)	54
Deferred Tax liability(2)	(226)
Fair value of net assets acquired	$675

Noncontrolling interest	$(675)
Change in investment	(675)
Goodwill value(3)	$—

(1)      The customer database value is based on the cost to recreate, as indicated by management.

(2)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.

(3)      The goodwill is not deductible for tax purposes.

NOTE 14 — ALL WEATHER TRANSACTION

On July 1, 2021, we entered into a transaction through Bokefa, with the shareholders of All Weather, a local Chinese entity with business and operations in the insurance brokerage business. Pursuant to the transaction, we granted loans to All Weather’s shareholders through a frame work loan (the “AW Frame Work Loan”) the amount of up to RMB 30,000 (approximately $4,700) (“AW Frame Work Loan Amount”) which is designated, if exercised, to be used as a working capital loan for All Weather. As of December 31, 2021, RMB 30,000 (approximately $4,700)

was drawn down from the AW Frame Work Loan for working capital. In consideration for the AW Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders have pledged their shares for the benefit of Bokefa in order to secure the AW Frame work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of All Weather from the shareholders (“Option Agreement”) under such terms set forth therein (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of All Weather in the shareholder’s equity interest in All Weather (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to All Weather’s business and operations in order to secure repayment of the AW Frame Work Loan Amount.

This transaction was structured pursuant to a Variable Interest Entity Structure (in which we do not hold the shares). As such, and given our direct ownership in Bokefa and its contractual arrangements with All Weather, we are regarded as All Weather’s controlling entity and primary beneficiary of All Weather’s business. We have, therefore, consolidated the financial position and operating results of All Weather into our consolidated financial statements, using the fair value of the assets and liabilities of All Weather in accordance with U.S. GAAP.

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

All Weather, Purchase Price Allocation

(USD in thousands)

Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:
Debt-free net working capital	$(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets – licencs(1)	849
Intangible assets – customer relationship(1)	54
Deferred Tax liability(2)	(226)
Fair value of net assets acquired	$675

Noncontrolling interest	$(675)
Change in investment	(675)

Goodwill value(3)	$—

(1)      The customer database value is based on the cost to recreate, as indicated by management.

(2)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.

(3)      The goodwill is not deductible for tax purposes.